MANAGEMENT'S PLANS	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
MANAGEMENT'S PLANS [Abstract]
MANAGEMENT'S PLANS

NOTE 2 – MANAGEMENT’S PLANS

As a technology company focusing on the development of the next generation photonic devices and non-linear optical polymer materials systems, substantial net losses have been incurred since inception. The Company has satisfied capital requirements since inception primarily through the issuance and sale of its common stock. The Company currently has a cash position of approximately $2,300,000. Based upon the current cash position and expenditures of approximately $330,000 per month and no debt service, management believes the Company has sufficient funds to finance its operations through October 2017. In January 2016, the Company signed a purchase agreement (“Purchase Agreement”) with an institutional investor to sell up to $20,000,000 of common stock. A registration statement related to the transaction filed with the U.S. Securities and Exchange Commission registering 5,000,000 shares of the Company’s common stock went effective on April 7, 2016. Under the Purchase Agreement and at Company's sole discretion, the institutional investor has committed to invest up to $20,000,000 in common stock over a 36-month period. The Company has raised $2,625,350 as of March 31, 2017. Since April 1, 2017, the Company has raised an additional $502,500 through the exercise of warrants.

NOTE 2 – MANAGEMENT’S PLANS

As a technology company focusing on the development of the next generation photonic devices and non-linear optical polymer materials systems, substantial net losses have been incurred since inception. The Company has satisfied capital requirements since inception primarily through the issuance and sale of its common stock. The Company currently has a cash position of approximately $2,360,000. Based upon the current cash position and expenditures of approximately $330,000 per month and no debt service, management believes the Company has sufficient funds to finance its operations through September 2017. In January 2016, the Company signed a purchase agreement (“Purchase Agreement”) with an institutional investor to sell up to $20,000,000 of common stock. A registration statement related to the transaction filed with the U.S. Securities and Exchange Commission registering 5,000,000 shares of the Company’s common stock went effective on April 7, 2016. Under the Purchase Agreement and at Company's sole discretion, the institutional investor has committed to invest up to $20,000,000 in common stock over a 36-month period with the remaining available amount of $17,374,650. The Company has raised $1,553,190 as of December 31, 2016. Since January 1, 2017, the Company has raised an additional $1,072,160.